Income Taxes - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory income tax rate	21.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	27.70%	4.10%	4.10%
Effect of the Tax Cuts and Jobs Act	(7.10%)	(18.30%)	0.00%
Health insurer fee	2.20%	0.00%	0.20%
Goodwill impairments	89.50%	0.80%	0.00%
Loss on sale of subsidiary	5.00%	0.00%	0.00%
Other	4.10%	(1.80%)	(0.90%)
Effective income tax rate	142.40%	19.80%	38.40%